Inventories (Tables)	3 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories
	March 31,	December 31,
	2025	2024

Raw materials	$416	$650
Finished goods	7,777	7,961

	$8,193	$8,611